PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 10 – PROPERTY, PLANT AND EQUIPMENT

	As of December 31,
	2018	2017
PP&E before allowances and impairment	151,168	45,885
Valuation allowance for obsolecense and impairment of materials	(359)	(184)
Impairment of PP&E	(333)	—
	150,476	45,701

Movements in the valuation allowance for materials and impairment of materials are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the year	(184)	(153)
Additions	(175)	(31)
At the end of the year	(359)	(184)

Movements in the impairment of PP&E are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the year	—	—
Additions	(333)	—
At the end of the year	(333)	—

Details on the nature and movements as of December 31, 2018 are as follows:

	Gross						Gross
	value as						value as
	of			Currency			of
	December 31,	Incorporation by merger		translation	Transfers and		December 31,
	2017	(Note 4.a)	CAPEX	adjustments	reclassifications	Decreases	2018
Real estate	2,990	19,387	6	167	219	(9)	22,760
Switching equipment	—	3,700	223	798	384	(2)	5,103
Fixed network and transportation	35,676	30,493	5,408	674	15,187	(3,840)	83,598
Mobile network access	4	11,317	12	836	4,825	(312)	16,682
Tower and pole	207	4,494	43	273	384	(3)	5,398
Power equipment and Installations	—	5,472	—	233	705	—	6,410
Computer equipment	4,767	6,264	1,158	1,249	2,211	(4)	15,645
Goods lent to customers at no cost	5,282	223	5,010	361	4	(3,396)	7,484
Vehicles	1,477	1,187	376	21	—	(74)	2,987
Machinery, diverse equipment and tools	3,946	226	194	12	98	—	4,476
Other	259	473	5	42	83	1	863
Construction in progress	10,377	5,818	24,138	95	(23,144)	(38)	17,246
Materials	6,982	3,582	3,001	25	(956)	(41)	12,593
Total	71,967	92,636	39,574	4,786	—	(7,718)	201,245

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decreases	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2017	Depreciation	adjustments	reclassifications	2018	2018
Real estate	(1,087)	(966)	(178)	3	(2,228)	20,532
Switching equipment	—	(1,032)	(681)	—	(1,713)	3,390
Fixed network and transportation	(15,959)	(12,450)	(657)	4,018	(25,048)	58,550
Mobile network access	—	(2,763)	(548)	48	(3,263)	13,419
Tower and pole	(18)	(832)	(145)	3	(992)	4,406
Power equipment and Installations	—	(1,062)	(156)	—	(1,218)	5,192
Computer equipment	(2,830)	(3,809)	(1,128)	3	(7,764)	7,881
Goods lent to customers at no cost	(1,234)	(3,886)	(296)	3,397	(2,019)	5,465
Vehicles	(1,085)	(428)	(20)	33	(1,500)	1,487
Machinery, diverse equipment and tools	(3,656)	(266)	(15)	—	(3,937)	539
Other	(213)	(149)	(33)	—	(395)	468
Construction in progress	—	—	—	—	—	17,246
Materials	—	—	—	—	—	12,593
Total	(26,082)	(27,643)	(3,857)	7,505	(50,077)	151,168

Details on the nature and movements as of December 31, 2017 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2016	CAPEX	adjustments	reclassifications	Decreases	2017
Real estate	2,864	227	(2)	22	(121)	2,990
Fixed network and transportation	30,317	4,027	(177)	4,793	(3,284)	35,676
Mobile network access	3	1	—	—	—	4
Tower and pole	208	—	—	—	(1)	207
Computer equipment	3,577	574	(4)	616	4	4,767
Goods lent to customers at no cost	4,035	845	—	3,192	(2,790)	5,282
Vehicles	1,384	195	(1)	2	(103)	1,477
Machinery, diverse equipment and tools	3,805	22	(2)	120	1	3,946
Other	260	4	(6)	1	—	259
Construction in progress	6,879	2,169	—	1,329	—	10,377
Materials	7,532	11,052	(9)	(10,075)	(1,518)	6,982
Total	60,864	19,116	(201)	—	(7,812)	71,967

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decreases	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2016	Depreciation	adjustments	reclassification	2017	2017
Real estate	(1,067)	(22)	1	1	(1,087)	1,903
Fixed network and transportation	(13,786)	(5,517)	86	3,258	(15,959)	19,717
Mobile network access	—	—	—	—	—	4
Tower and pole	—	(19)	—	1	(18)	189
Computer equipment	(2,002)	(831)	3	—	(2,830)	1,937
Goods lent to customers at no cost	(1,045)	(2,979)	-	2,790	(1,234)	4,048
Vehicles	(1,033)	(134)	2	80	(1,085)	392
Machinery, diverse equipment and tools	(3,473)	(184)	1	—	(3,656)	290
Other	(206)	(12)	5	—	(213)	46
Construction in progress	—	—	—	—	—	10,377
Materials	—	—	—	—	—	6,982
Total	(22,612)	(9,698)	98	6,130	(26,082)	45,885